RESTRUCTURING, INTEGRATION AND SEPARATION COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost-rationalization and integration initiatives
Restructuring, integration and separation costs	$ 22	$ 31	$ 22
Selling, general and administrative	2,367	2,554	2,473
Restructuring and Integration-Related Costs
Cost-rationalization and integration initiatives
Remaining restructuring liabilities	20
Restructuring costs	11	31	22
Facility closure costs	10	11	10
Severance costs	1	11	11
Restructuring payments	18	31	33
Other costs		$ 9	$ 1
Separation Costs
Cost-rationalization and integration initiatives
Restructuring, integration and separation costs	11
Selling, general and administrative	$ 21